Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information:
Interest paid			$ 271	$ 45	$ 47	$ 506
Income tax paid			210	80	313	352
Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			2,187	0	0	1,158
Total non-cash operating activities			2,187	0	0	1,158
Non-cash Investing Activities:
Unpaid property and equipment received			1,163	295	166	397
Unpaid Balance Related To The Trutouch Asset Acquisition					500	0
Total non-cash investing activities					666	397
Non-cash Financing Activities:
Unpaid deferred transaction costs			5,201	0
Forgiveness of Paycheck Protection Program loan	$ (2,900)	$ (2,860)	(2,860)	0
Conversion Of Note Payable To Ordinary Shares					0	18,244
Issuance of Ordinary Shares related to the Trutouch Asset Acquisition					2,298	0
NonCash Equity Issuance Costs					0	995
Non - cash dividend					0	1,838
Total non-cash financing activities			$ 2,341	$ 0	$ 2,298	$ 21,077